PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Deposits	$ 548	$ 572		$ 542
Insurance	574	593		854
Supplier advances	476	504		742
Nevada building sale proceeds	0	2,800		0
Other	935	1,922		591
Total prepaid expenses and other current assets	$ 2,533	$ 6,391	[1]	$ 2,729	[1]

[1]	Restated